Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 77.0%
Angola — 2.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	9,650,000	$9,181,526 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	1,000,000	898,979 (b)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	4,560,000	3,787,992 (a)
Total Angola				13,868,497
Argentina — 5.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	25,300,000	12,207,250
Bonos Para La Reconstruccion De Una Argentina Libre, Senior Notes	3.000%	5/31/26	3,000,000	2,556,330
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	1,950,000	1,958,219 (b)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	19,847,127	9,501,812 (b)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,420,070	1,637,359 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	6,599,022	6,120,593 (b)(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	550,000	510,125 (a)(c)
Total Argentina				34,491,688
Armenia — 0.9%
Republic of Armenia International Bond, Senior Notes	3.600%	2/2/31	7,000,000	5,976,362 (b)
Bahamas — 1.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	8,000,000	8,296,592 (b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	3,000,000	2,849,217 (b)
Total Bahamas				11,145,809
Bahrain — 3.2%
Bahrain Government International Bond, Senior Notes	7.000%	10/12/28	2,000,000	2,122,995 (a)
Bahrain Government International Bond, Senior Notes	5.625%	9/30/31	10,000,000	9,900,400 (a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,592,707 (b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	1,000,000	886,908 (a)
Total Bahrain				20,503,010
Benin — 0.5%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	3,200,000	3,180,760 (b)
Brazil — 0.0%††
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,820,000 BRL	289,063
Colombia — 1.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	5,000,000	4,044,573 (c)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	10,000,000	6,919,220 (c)
Total Colombia				10,963,793
Costa Rica — 1.2%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,091,394 (a)(c)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,569,604 (b)(c)
Costa Rica Government International Bond, Senior Notes	7.300%	11/13/54	1,800,000	1,991,728 (b)(c)
Total Costa Rica				7,652,726
Dominican Republic — 4.9%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	136,500,000 DOP	2,273,999 (a)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000	7,492,995 (b)(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	3,800,000	3,624,238 (a)(c)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	158,950,000 DOP	3,212,764 (a)
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	170,000,000 DOP	3,110,999 (b)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Dominican Republic — continued
Dominican Republic International Bond, Senior Notes	5.300%	1/21/41	8,000,000	$7,377,757 (a)(c)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	4,400,000	4,133,095 (a)(c)
Total Dominican Republic				31,225,847
Ecuador — 1.3%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,010,708	566,159 (b)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	2,010,000	1,147,532 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	12,680,000	6,584,902 (b)
Total Ecuador				8,298,593
Egypt — 4.0%
Egypt Government Bond, Bonds	25.318%	8/13/27	153,000,000 EGP	3,117,440
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	2,400,000	2,309,835 (a)
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	640,000	606,012 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	2,000,000	1,915,528 (a)
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	5,000,000	4,183,825 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,600,000	1,420,731 (b)
Egypt Government International Bond, Senior Notes	7.903%	2/21/48	15,060,000	11,651,470 (a)
Total Egypt				25,204,841
El Salvador — 1.0%
El Salvador Government International Bond, Senior Notes	0.250%	4/17/30	6,250,000	137,288 (b)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	6,250,000	6,228,203 (b)(c)
Total El Salvador				6,365,491
Ethiopia — 1.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	10,900,000	8,503,078 *(a)(d)
Gabon — 0.2%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	2,000,000	1,552,813 (a)
Ghana — 1.8%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000	2,991,075 *(a)(d)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,360,000	4,392,256 (b)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	6,240,000	4,309,383 (a)
Total Ghana				11,692,714
Guatemala — 1.6%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	6,800,000	6,772,277 (b)(c)
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	3,000,000	3,163,766 (b)(c)
Total Guatemala				9,936,043
Hungary — 0.3%
Magyar Export-Import Bank Zrt, Senior Notes	6.125%	12/4/27	1,900,000	1,954,706 (b)(c)
Indonesia — 2.9%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000	3,755,443 (a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	13,800,000	14,361,919 (b)(c)
Total Indonesia				18,117,362
Ivory Coast — 2.2%
Ivory Coast Government International Bond, Senior Notes	5.250%	3/22/30	4,800,000 EUR	5,107,889 (a)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,070,000	3,156,152 (b)(c)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,500,000	$2,360,618 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000	3,342,634 (b)
Total Ivory Coast				13,967,293
Jamaica — 1.4%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	617,000,000 JMD	4,183,190
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000	2,183,468 (c)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	2,000,000	2,481,251 (c)
Total Jamaica				8,847,909
Jordan — 2.5%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000	435,694 (b)
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	3,120,000	3,210,917 (b)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	1,600,000	1,629,228 (a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	6,350,000	6,000,977 (a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000	4,648,507 (b)
Total Jordan				15,925,323
Kenya — 2.5%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,680,000	6,439,637 (a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	5,100,000	5,163,750 (b)(c)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	4,400,000	4,098,969 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000	164,079 (a)
Total Kenya				15,866,435
Mexico — 2.4%
Mexican Bonos, Bonds	5.000%	3/6/25	311,710,000 MXN	15,472,317
Mozambique — 0.3%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	2,000,000	1,736,786 (a)
Nigeria — 3.0%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	6,700,000	6,096,779 (a)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,500,000	1,456,448 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,600,000	2,345,393 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	10,930,000	8,945,442 (a)
Total Nigeria				18,844,062
Oman — 2.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,222,358 (b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	7,053,638 (a)
Total Oman				16,275,996
Panama — 1.3%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,058,541 (c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	166,092
Panama Government International Bond, Senior Notes	4.500%	5/15/47	5,000,000	3,805,054
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,200,000	2,945,927
Total Panama				7,975,614
Paraguay — 1.4%
Paraguay Government International Bond, Senior Notes	7.900%	2/9/31	22,024,000,000 PYG	2,889,586 (b)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	3,947,071 (b)(c)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,786,465 (b)(c)
Total Paraguay				8,623,122
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Peru — 1.1%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	5,498,000	$6,928,539 (c)
Poland — 0.5%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	3,000,000	3,085,226 (b)(c)
Qatar — 3.0%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	4,920,000	5,068,520 (b)(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000	13,949,095 (b)(c)
Total Qatar				19,017,615
Rwanda — 0.1%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	550,000	457,014 (b)
Senegal — 1.0%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	2,000,000	1,726,950 (a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	6,000,000	4,439,474 (b)
Total Senegal				6,166,424
South Africa — 1.5%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	93,920,000 ZAR	3,755,683
Republic of South Africa Government International Bond, Senior Notes	5.000%	10/12/46	5,000,000	3,880,450 (c)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	2,000,000	1,666,050 (c)
Total South Africa				9,302,183
Sri Lanka — 0.4%
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	5,000,000	2,825,361 *(a)(d)
Supranational — 3.9%
Africa Finance Corp., Senior Notes	3.750%	10/30/29	3,000,000	2,781,307 (a)
African Export-Import Bank, Senior Notes	3.798%	5/17/31	3,000,000	2,676,323 (b)(c)
Asian Development Bank, Senior Notes	17.000%	3/25/25	147,300,000 EGP	3,007,324
European Bank for Reconstruction & Development, Senior Notes	11.000%	8/6/25	2,600,000,000 NGN	1,461,527
Inter-American Development Bank, Senior Notes	7.900%	3/2/25	900,000,000 CRC	1,741,617
International Bank for Reconstruction & Development, Senior Notes	6.850%	4/24/28	250,000,000 INR	3,013,936
International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	312,500,000 UYU	7,267,272
International Finance Corp., Senior Notes	12.000%	11/3/27	10,850,000,000 COP	2,813,028
Total Supranational				24,762,334
Tunisia — 0.6%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	3,760,000	3,652,759 (a)
Turkey — 2.6%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	4,000,000	3,972,500
Turkiye Government International Bond, Senior Notes	9.375%	3/14/29	3,000,000	3,408,574
Turkiye Government International Bond, Senior Notes	7.625%	5/15/34	3,040,000	3,233,820
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	8,160,000	6,167,297
Total Turkey				16,782,191
Ukraine — 1.6%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	807,489	356,396 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	3,017,460	1,024,993 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	6,686,007	2,989,899 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	2,549,966	$1,119,913 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	4,258,405	1,863,052 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	2,124,971	921,972 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	3,837,999	1,658,303 (a)
Total Ukraine				9,934,528
Uruguay — 2.6%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	44,763,800 UYU	1,061,679
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	10,408,526	11,305,448 (c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000	4,348,810
Total Uruguay				16,715,937
Uzbekistan — 1.1%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	4,000,000	3,461,280 (a)
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	2,000,000	1,713,154 (b)
Republic of Uzbekistan International Bond, Senior Notes	6.900%	2/28/32	1,560,000	1,576,201 (b)
Total Uzbekistan				6,750,635
Venezuela — 0.7%
Venezuela Government International Bond, Senior Notes	—	10/13/19	22,130,000	2,884,919 *(a)(e)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000	979,004 *(a)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	666,429 *(d)
Total Venezuela				4,530,352
Zambia — 0.5%
Zambia Government International Bond, Senior Notes, Step bond (5.750% to 6/30/31 then 7.500%)	5.750%	6/30/33	3,510,402	3,103,020 (a)

Total Sovereign Bonds (Cost — $479,508,799)				488,472,171
Corporate Bonds & Notes — 52.1%
Communication Services — 2.7%
Diversified Telecommunication Services — 1.6%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	2,000,000	1,970,906 (b)(c)
Liquid Telecommunications Financing PLC, Senior Secured Notes	5.500%	9/4/26	2,000,000	1,369,170 (b)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	2,950,000	3,065,050 (b)(c)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	4,000,000	4,106,906 (b)
Total Diversified Telecommunication Services				10,512,032
Media — 0.5%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	3,011,356 (b)(c)
Wireless Telecommunication Services — 0.6%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	3,924,000	3,906,159 (b)(c)

Total Communication Services				17,429,547
Consumer Discretionary — 2.5%
Broadline Retail — 0.5%
Prosus NV, Senior Notes	3.680%	1/21/30	3,200,000	3,018,894 (a)(c)
Hotels, Restaurants & Leisure — 2.0%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,086,099 (a)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,500,000	$4,224,058 (a)(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,700,000	2,727,681 (c)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,935,328 (b)(c)
Total Hotels, Restaurants & Leisure				12,973,166

Total Consumer Discretionary				15,992,060
Consumer Staples — 0.6%
Beverages — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,630,000	1,586,612 (b)(c)
Food Products — 0.3%
Ulker Biskuvi Sanayi AS, Senior Notes	7.875%	7/8/31	2,000,000	2,080,126 (b)

Total Consumer Staples				3,666,738
Energy — 20.4%
Energy Equipment & Services — 0.5%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	3,000,000	3,212,580 (b)(c)
Oil, Gas & Consumable Fuels — 19.9%
Ecopetrol SA, Senior Notes	4.625%	11/2/31	3,000,000	2,577,451 (c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	9,060,000	6,807,086 (c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	3,000,000	2,182,714 (c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	4,020,351 (b)(c)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	11,000,000	9,608,079 (a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	5,279,356 (b)(c)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	3,200,000	3,126,085 (a)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,299,422 (b)(c)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	3,500,000	3,936,645 (b)(c)
Pertamina Persero PT, Senior Notes	4.150%	2/25/60	2,000,000	1,589,792 (a)(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	5,872,854 (c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	6,099,822 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000	13,296,638 (c)
Petroleos de Venezuela SA, Senior Notes	—	11/17/21	16,630,000	1,732,587 *(e)
Petroleos de Venezuela SA, Senior Notes	—	5/16/24	8,145,000	789,982 *(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,000,000	1,582,335 (a)(c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	2,000,000	1,962,496 (c)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,500,000	14,494,582 (c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	8,200,000	6,017,107 (c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	130,282 (c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	6,721,218 (b)(c)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	3,250,000	3,345,064 (b)(c)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	3,000,000	2,930,704 (b)(c)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	6,800,000	6,651,699 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	864,000	849,975 (a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,321,905 (b)(c)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,178,701 (b)(c)
YPF SA, Senior Notes	8.500%	3/23/25	375,000	377,956 (a)
YPF SA, Senior Notes	8.500%	7/28/25	4,430,000	4,461,006 (b)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	8.500%	7/28/25	500,000	$503,499 (a)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	1,285,171 (b)
Total Oil, Gas & Consumable Fuels				126,032,564

Total Energy				129,245,144
Financials — 5.4%
Banks — 4.5%
Banco de Credito del Peru, Subordinated Notes (3.250% to 9/30/26 then 5 year Treasury Constant Maturity Rate + 2.450%)	3.250%	9/30/31	1,000,000	949,051 (b)(c)(f)
Banco de Credito e Inversiones SA, Junior Subordinated Notes (8.750% to 5/8/29 then 5 year Treasury Constant Maturity Rate + 4.944%)	8.750%	5/8/29	3,830,000	4,126,490 (b)(c)(f)(g)
Banco del Estado de Chile, Junior Subordinated Notes (7.950% to 5/2/29 then 5 year Treasury Constant Maturity Rate + 3.228%)	7.950%	5/2/29	2,000,000	2,149,509 (b)(c)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	6,000,000	5,899,924 (a)(c)(f)(g)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (2.720% to 8/11/26 then 5 year Treasury Constant Maturity Rate + 2.000%)	2.720%	8/11/31	2,300,000	2,107,070 (a)(c)(f)
Banco Nacional de Panama, Senior Notes	2.500%	8/11/30	4,000,000	3,324,551 (a)(c)
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	3,300,000	3,309,545 (a)
Bank Leumi Le-Israel BM, Subordinated Notes (7.129% to 7/18/28 then 5 year Treasury Constant Maturity Rate + 3.466%)	7.129%	7/18/33	1,000,000	1,003,905 (a)(f)
Bank of East Asia Ltd., Subordinated Notes (4.875% to 4/22/27 then 5 year Treasury Constant Maturity Rate + 2.300%)	4.875%	4/22/32	2,800,000	2,741,067 (a)(f)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,344,646 (b)(c)(f)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	1,800,000	1,933,421 (c)(f)(g)
Total Banks				28,889,179
Capital Markets — 0.0%††
Credit Suisse AG AT1 Claim	—	—	2,000,000	60,000 *(h)(i)
Financial Services — 0.3%
Indian Railway Finance Corp. Ltd., Senior Notes	2.800%	2/10/31	1,800,000	1,608,448 (a)(c)
Insurance — 0.6%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,576,204 (b)(c)

Total Financials				34,133,831
Health Care — 1.5%
Pharmaceuticals — 1.5%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	8,000,000	7,695,654 (c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,630,000	1,870,839 (c)

Total Health Care				9,566,493
Industrials — 5.2%
Aerospace & Defense — 0.3%
Avolon Holdings Funding Ltd., Senior Notes	2.125%	2/21/26	2,000,000	1,924,821 (b)(c)
Air Freight & Logistics — 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	3,400,000	3,409,860 (b)(c)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,404,899 (b)(c)
Total Air Freight & Logistics				4,814,759
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 1.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	7,650,000	$7,463,598 (b)
Ground Transportation — 1.5%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.830%	9/14/61	1,800,000	1,294,394 (b)(c)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,363,771 (b)(c)
Lima Metro Line 2 Finance Ltd., Senior Secured Notes	4.350%	4/5/36	3,088,541	2,896,657 (b)(c)
Transnet SOC Ltd., Senior Notes	8.250%	2/6/28	3,100,000	3,222,574 (b)(c)
Total Ground Transportation				9,777,396
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,118,375 (b)
Machinery — 0.5%
HTA Group Ltd., Senior Notes	7.500%	6/4/29	3,000,000	3,060,000 (b)
Passenger Airlines — 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,100,000	1,114,502 (b)(c)
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd., Senior Notes	3.828%	2/2/32	700,000	609,421 (a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	2,870,000	2,999,652 (b)
Total Transportation Infrastructure				3,609,073

Total Industrials				32,882,524
Materials — 7.5%
Chemicals — 2.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	202,309 (a)(c)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,600,000	1,484,470 (b)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,298,005 (b)(c)
OCP SA, Senior Notes	3.750%	6/23/31	7,000,000	6,297,708 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	5,900,000	5,269,253 (c)
Total Chemicals				17,551,745
Construction Materials — 1.0%
Cemex SAB de CV, Senior Notes	5.450%	11/19/29	4,200,000	4,258,640 (a)(c)
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	2,000,000	2,182,841 (b)(c)(f)(g)
Total Construction Materials				6,441,481
Metals & Mining — 3.3%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	1,100,000	1,131,780 (b)(c)
Freeport Indonesia PT, Senior Notes	4.763%	4/14/27	1,000,000	1,008,253 (b)(c)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	4,000,000	3,078,576 (b)(c)
POSCO, Senior Notes	5.750%	1/17/28	3,500,000	3,639,852 (b)(c)
Samarco Mineracao SA, Senior Notes (9.000% PIK)	9.000%	6/30/31	2,045,000	1,917,281 (a)(c)(j)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	368,988 (c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	6,278,249 (c)
Vedanta Resources Finance II PLC, Senior Notes	10.875%	9/17/29	2,000,000	2,036,539 (b)(c)
Volcan Cia Minera SAA, Senior Secured Notes	8.750%	1/24/30	2,020,000	1,744,462 (b)
Total Metals & Mining				21,203,980
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,450,000	$2,498,221 (b)(c)

Total Materials				47,695,427
Real Estate — 0.7%
Diversified REITs — 0.6%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	4,200,000	3,896,637 (b)(c)
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	1,913,767	162,670 (a)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	1,475,658	38,736 (a)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	1,925,699	50,550 (a)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	2,917,855	29,179 (a)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	749,523	10,306 (a)(j)
Total Real Estate Management & Development				291,441

Total Real Estate				4,188,078
Utilities — 5.6%
Electric Utilities — 4.4%
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	1,000,000	843,507 (a)(c)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	1,000,000	750,163 (a)(c)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,179,746 (c)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	9,600,000	9,318,456 (a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,228,805 (b)(c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	3,100,000	3,151,925 (b)(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	5,810,000	5,506,003 (a)(c)
Total Electric Utilities				27,978,605
Gas Utilities — 0.4%
Promigas SA ESP/Gases del Pacifico SAC, Senior Notes	3.750%	10/16/29	3,000,000	2,773,298 (a)(c)
Independent Power and Renewable Electricity Producers — 0.8%
AES Andes SA, Junior Subordinated Notes (8.150% to 6/10/30 then 5 year Treasury Constant Maturity Rate + 3.835%)	8.150%	6/10/55	2,000,000	2,068,586 (b)(c)(f)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,984,414 (b)(c)
Total Independent Power and Renewable Electricity Producers				5,053,000

Total Utilities				35,804,903
Total Corporate Bonds & Notes (Cost — $329,172,303)				330,604,745
Senior Loans — 1.4%
Sovereign Bonds — 1.4%
Tanzania — 1.4%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%) (Cost — $9,060,000)	10.764%	4/29/31	9,060,000	8,969,400 (f)(h)(i)(k)(l)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd. (Cost — $14,663)			729,465	$28,758 *(h)
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.0%††
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes (Cost — $5,720)	0.000%	9/30/28	260,782	5,473 (a)
Total Investments before Short-Term Investments (Cost — $817,761,485)				828,080,547
Short-Term Investments — 1.3%
Sovereign Bonds — 0.6%
Egypt Treasury Bills (Cost — $3,637,759)	30.723%	12/10/24	185,900,000 EGP	3,655,449 (m)
			Shares
Money Market Funds — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,777,314)	4.886%		4,777,314	4,777,314 (n)(o)

Total Short-Term Investments (Cost — $8,415,073)				8,432,763
Total Investments — 131.8% (Cost — $826,176,558)				836,513,310
Liabilities in Excess of Other Assets — (31.8)%				(202,035,146)
Total Net Assets — 100.0%				$634,478,164

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

 Western Asset Emerging Markets Debt Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(d)	The coupon payment on this security is currently in default as of September 30, 2024.
(e)	The maturity principal is currently in default as of September 30, 2024.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Rate shown represents yield-to-maturity.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $4,777,314 and the cost was $4,777,314 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
CRC	—	Costa Rica Colon
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
INR	—	Indian Rupee
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PIK	—	Payment-In-Kind
PYG	—	Paraguay Guarani
SOFR	—	Secured Overnight Financing Rate
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	115	12/24	$14,256,207	$14,281,562	$(25,355)
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Emerging Markets Debt Fund Inc.
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,512,211	ZAR	27,498,500	Bank of America N.A.	10/15/24	$(77,316)
USD	6,042,761	SGD	8,144,433	Deutsche Bank AG	10/15/24	(298,971)
USD	1,777,916	COP	7,268,120,000	JPMorgan Chase & Co.	10/15/24	53,446
USD	9,260,453	MXN	168,783,800	JPMorgan Chase & Co.	10/15/24	708,744
TRY	98,128,000	USD	2,455,349	BNP Paribas SA	11/15/24	273,704
TRY	87,246,000	USD	2,305,548	JPMorgan Chase & Co.	12/13/24	49,411
USD	31,691,507	CNH	222,555,000	JPMorgan Chase & Co.	12/13/24	(261,145)
USD	20,989,522	EUR	18,823,701	JPMorgan Chase & Co.	12/13/24	(26,849)
Net unrealized appreciation on open forward foreign currency contracts						$421,024

Abbreviation(s) used in this table:
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$488,472,171	—	$488,472,171
Corporate Bonds & Notes:
Financials	—	34,073,831	$60,000	34,133,831
Other Corporate Bonds & Notes	—	296,470,914	—	296,470,914
Senior Loans	—	—	8,969,400	8,969,400
Common Stocks	—	28,758	—	28,758
Convertible Bonds & Notes	—	5,473	—	5,473
Total Long-Term Investments	—	819,051,147	9,029,400	828,080,547
Short-Term Investments†:
Sovereign Bonds	—	3,655,449	—	3,655,449
Money Market Funds	$4,777,314	—	—	4,777,314
Total Short-Term Investments	4,777,314	3,655,449	—	8,432,763
Total Investments	$4,777,314	$822,706,596	$9,029,400	$836,513,310
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,085,305	—	$1,085,305
Total	$4,777,314	$823,791,901	$9,029,400	$837,598,615
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$25,355	—	—	$25,355
Forward Foreign Currency Contracts††	—	$664,281	—	664,281
Total	$25,355	$664,281	—	$689,636

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	$(180,000)	—
Senior Loans:
Sovereign Bonds	—	—	—	(90,600)	$9,060,000
Total	—	—	—	$(270,600)	$9,060,000

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of September 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2024[1]
Corporate Bonds & Notes:
Financials	—	$240,000	—	$60,000	$(180,000)
Senior Loans:
Sovereign Bonds	—	—	—	8,969,400	(90,600)
Total	—	$240,000	—	$9,029,400	$(270,600)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$146,162,372	146,162,372	$141,385,058	141,385,058

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$142,507	—	$4,777,314

Western Asset Emerging Markets Debt Fund Inc. 2024 Quarterly Report